Consolidated balance sheets - EUR (€) € in Thousands	Dec. 31, 2021	Dec. 31, 2020
Assets
Cash and cash equivalents	€ 1,481,655	€ 1,081,539
Trade accounts and other receivables from unrelated parties	3,409,061	3,153,045
Accounts receivable from related parties	162,361	91,438
Inventories	2,038,014	1,895,310
Other current assets	876,151	1,053,978
Total current assets	7,967,242	7,275,310
Property, plant and equipment	4,235,027	4,056,864
Right-of-use assets	4,316,440	4,129,888
Intangible assets	1,459,393	1,381,009
Goodwill	14,361,577	12,958,728
Deferred taxes	315,360	351,152
Investment in equity method investees	786,905	761,113
Other non-current assets	924,614	774,972
Total non-current assets	26,399,316	24,413,726
Total assets	34,366,558	31,689,036
Liabilities
Accounts payable to unrelated parties	736,069	731,993
Accounts payable to related parties	121,457	95,401
Current provisions and other current liabilities	3,676,875	3,413,667
Short-term debt from unrelated parties	1,178,353	62,950
Short-term debt from related parties	77,500	16,320
Current portion of long-term debt	667,966	1,008,359
Current portion of lease liabilities from unrelated parties	639,947	588,492
Current portion of lease liabilities from related parties	21,631	20,664
Income tax liabilities	137,836	118,389
Total current liabilities	7,257,634	6,056,235
Long-term debt, less current portion	6,646,949	6,800,101
Lease liabilities from unrelated parties, less current portion	3,990,153	3,763,775
Lease liabilities from related parties, less current portion	97,650	119,356
Non-current provisions and other non-current liabilities	707,563	1,034,999
Pension liabilities	782,622	718,502
Income tax liabilities	36,498	78,872
Deferred taxes	868,452	785,886
Total non-current liabilities	13,129,887	13,301,491
Total liabilities	20,387,521	19,357,726
Shareholders' equity:
Ordinary shares, no par value, 1.00 nominal value, 362,370,124 shares authorized, 293,004,339 issued and outstanding as of December 31, 2021 and 362,370,124 shares authorized, 292,876,570 issued and outstanding as of December 31, 2020	293,004	292,877
Additional paid-in capital	2,891,276	2,872,630
Retained earnings	10,826,140	10,254,913
Accumulated other comprehensive income (loss)	(1,311,637)	(2,205,340)
Total FMC-AG & Co. KGaA shareholders' equity	12,698,783	11,215,080
Noncontrolling interests	1,280,254	1,116,230
Total equity	13,979,037	12,331,310
Total liabilities and equity	€ 34,366,558	€ 31,689,036